Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Accrued Revenue (Details)
$ in Thousands
Dec. 31, 2020 USD ($)
2021	$ (4,657)
2022	(4,657)
2023	(8,134)
2024	(10,126)
2025	(4,657)
2026 and thereafter	(2,053)
Total	$ (34,284)